Deferred income tax assets and liabilities, net	12 Months Ended
Jun. 30, 2024
Deferred income tax assets and liabilities, net
Deferred income tax assets and liabilities, net

25.    Deferred income tax assets and liabilities, net

The following table depicts the changes in deferred tax balances through equity and profit or loss for the periods presented.

	As of June 30,
(in € thousands)	2022	2023	2024
Deferred tax assets / (liabilities), net
Beginning of fiscal year	(2,241)	2,429	(237)
Recognized through equity / other comprehensive income	1,249	—	—
Recognized through profit or loss	3,421	(2,666)	2,226
End of fiscal year	2,429	(237)	1,989

Mytheresa Group’s deferred tax balance for each of the years presented consist of the following as of June 30:

	2023		2024
	Deferred tax		Deferred tax
(in € thousands)	Assets	Liabilities	Assets	Liabilities
Intangible assets and goodwill	239	(4,277)	214	(4,323)
Property and equipment	—	(238)	—	(276)
Receivables	615	—	—	(195)
Right-of-Use asset, contract asset and other assets	—	(15,075)		(12,509)
Lease liabilities, contract liabilities and other liabilities	15,664	—	14,031	(56)
Provisions	525	—	657	—
Tax loss carryforwards	2,311	—	4,447	—
Total Gross	19,353	(19,591)	19,348	(17,359)
Netting	(19,294)	19,294	(17,348)	17,348
Total net	59	(296)	1,999	(11)

Deferred tax assets and deferred tax liabilities are offset if the deferred tax assets and liabilities relate to income taxes levied by the same taxation authority and if there is the right to set off current tax assets against current tax liabilities. In the presentation of deferred tax assets and liabilities in the Consolidated Statement of Financial Position, no difference is made between current and non-current. The actual non-current portion of (gross) deferred tax assets in the table above amounts to € 16,356 thousand (2023; 16,266; 2022: €11,068 thousand), the non-current portion of (gross) deferred tax liabilities in the table above amounts to € (16,995) (2023: € (18,953) thousand; 2022: € (6,064) thousand).

For existing unused tax loss carryforwards of €123 thousand, no deferred tax asset has been recognized in 2024 (2023: €119 thousand; 2022: €131 thousand). The tax loss carryforwards existing at the end of fiscal year 2024 relate to Mytheresa SE, Germany (no expiry date).